Financial Risk Management - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Financial Risk Management
Increase in floating rate	10
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 4,083,000	$ 4,866,000
Decrease in floating rate	10
Percentage of cash and cash equivalents to total assets		10.04%	10.38%
U.S. Dollar / Argentine Peso
Financial Risk Management
Increase in floating rate	3	3
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 17,639,000	$ 13,987,000
Euro / Armenian dram
Financial Risk Management
Increase in floating rate	1
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 46,400	93,000
Euro / Argentine Peso
Financial Risk Management
Increase in floating rate	3
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 34,500	358,000
U.S. dollar / Armenian dram
Financial Risk Management
Increase in floating rate	1
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 148,500	$ 166,000